Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Jan. 28, 2012	Feb. 02, 2013
Fair Value Measurements
Impairment charges for long-lived assets	$ 2
Goodwill impairment charge	0	0
Maximum
Fair Value Measurements
Impairment charges for long-lived assets		1
ScrapHD
Fair Value Measurements
Estimated fair value of business acquired			0
Impairment charges for long-lived assets			7
Goodwill impairment charge			1
Contingent consideration
Fair Value Measurements
Fair value			$ 0